Equity Incentive Plan (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013
Equity Incentive Plan (Textual)
Stock compensation expense	$ 68,131	$ 87,028	$ 151,574	$ 622,401	$ 700,715	$ 311,211
Proceeds from exercise of options					24,000
Intrinsic value of options exercised					96,000
2010 Equity Incentive Plan (EIP) [Member]
Equity Incentive Plan (Textual)
Number of shares of common stock reserved for issuance under the plan					625,000
Plan expiration period					Feb. 12, 2020
Options granted to employees vesting period					3 years
Stock awards granted to non-employee directors, vesting description					Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant.
Options expiration period from date of grant					5 years
Common stock purchasable upon option exercised					330,470
Agrgragate fair value of common stock purchasable upon option issued					306,000
Stock option, exercise price, Minimum					$ 4.00
Stock option, exercise price, Maximum					$ 9.00
Plan modification, description					In February 2013 the Board of Directors approved an adjustment to the exercise price of all outstanding employee stock options that had been issued at a price greater than $4.00 per share. The vesting period for these options was unchanged. The aggregate excess of the fair value of the $4.00 options over the $9.00 options on the date of modification was $236,000. As a result of this modification the Company recorded additional share-based compensation of $119,000 for the vested portion of those options immediately, and the remaining $117,000 will be recognized over the remaining vesting term.
Plan modification, aggregate excess of fair value Compensation							$ 236,000
2010 Equity Incentive Plan (EIP) [Member] | Executive management [Member]
Equity Incentive Plan (Textual)
Common stock purchasable upon option exercised					250,000
Percentage of vesting of option issued					100.00%
2010 Equity Incentive Plan (EIP) [Member] | Directors, officers and business consultants [Member]
Equity Incentive Plan (Textual)
Common stock purchasable upon option exercised					555,000
2010 Equity Incentive Plan (EIP) [Member] | Minimum [Member]
Equity Incentive Plan (Textual)
Plan modification, exercise price							$ 4